Leases - Schedule of Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Activities [Abstract]
Amortization of operating lease right-of-use asset	$ 96,208
Accretion of interest on operating lease liabilities
Total operating lease expenses	$ 96,208